Fees and Expenses - BBH INCOME FUND	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	II.Fees and Expenses
Expense Narrative [Text Block]	Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class N	Class I
Management Fees	0.37%	0.37%
Distribution (12b-1) Fees	None	None
Other Expenses**	0.33%	0.07%
Total Annual Fund Operating Expenses	0.70%	0.44%

*	Fees reflected in the table as of January 1, 2026.
**	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.